Contract assets and liabilities (Details 4) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Net contract liabilities | $	$ 771		$ (458)
Contract assets | $	1,344		135
Unbilled revenue
Net contract liabilities | $	1,344		135
Contract assets | $	1,344		135
Deferred revenue
Net contract liabilities | $	$ (573)		$ (593)
ZHEJIANG TIANLAN [Member]
Net contract liabilities | ¥		¥ 31,164		¥ 31,277
Gross contract assets | ¥		85,212		77,657
Less: allowance for doubtful accounts | ¥		(9,574)		(11,013)
Contract assets | ¥		75,638		66,644
ZHEJIANG TIANLAN [Member] | Unbilled revenue
Contract assets | ¥		¥ 75,638		¥ 66,644